Inventories - Additional Information (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Inventories pledged as security for liabilities	€ 15	€ 18	€ 18